Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other payables [abstract]
Indirect taxes payable	$ 105	$ 174
Trade payables	256	176
Deferred consideration on acquisitions	308	464
Other payables	69	46
Non-current trade and other payables	738	859
Trade payables and accrued expenses	17,729	18,589
Payroll and social security payables	1,439	1,520
Indirect taxes payable	3,149	2,768
Interest payable	1,407	1,428
Consigned packaging	1,041	1,012
Dividends payable	376	356
Deferred consideration on acquisitions	441	313
Other payables and deferred income	399	362
Current trade and other payables	$ 25,981	$ 26,349